Short Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
USDT [Member]
Short Term Loans [Line Items]
Outstanding loan balance	$ 2,166,422	$ 499,000
Bitcoin BTC [Member]
Short Term Loans [Line Items]
Collateralized loan	13.18	$ 11.62	$ 4.09
ETH [Member]
Short Term Loans [Line Items]
Collateralized loan	$ 1,480.27
JM Digital., INC., [Member] | USDT [Member]
Short Term Loans [Line Items]
Collateralized loan			181,500
Outstanding loan balance			$ 125,000